Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net Income	$ 5,918,340	$ 5,924,656	$ 6,115,927
Unrealized Gains On Securities:
Unrealized Holding Gains (Losses) on Securities Available For Sale, Net of Taxes of $1,330,097; $(1,546,140) and $15,203 at December 31, 2017, 2016 and 2015, Respectively	(2,161,122)	2,521,619	(22,905)
Reclassification Adjustment for Gains Included in Net Income, Net of Taxes of $187,775; $267,425 and $716,710 at December 31, 2017, 2016 and 2015, Respectively	(306,371)	(436,323)	(1,169,371)
Amortization of Unrealized Gains on AFS Securities Transferred to HTM	(102,715)	(124,333)	(67,548)
Other Comprehensive Income (Loss)	1,752,036	(3,082,275)	(1,214,014)
Comprehensive Income	$ 7,670,376	$ 2,842,381	$ 4,901,913